Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk
As of September 30, 2020, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk ($ in millions):

Interest Rate Derivatives (Level 2)	Number of Instruments	Notional Aggregate Principal Amount	Interest Cap / Swap Rate	Maturity Date
Interest rate cap contract	One	$256.4	3.500%	April 30, 2024
Interest rate swap contracts	Two	$350.0	2.301%	April 29, 2022
Forward-starting interest rate swap contracts	Two	$500.0	0.370%	January 30, 2026

Fair Value and Presentation in the Consolidated Balance Sheets for Derivatives
The following table summarizes the fair value and presentation in the Company’s Condensed Consolidated Balance Sheets for derivatives as of September 30, 2020 (in millions):

		Fair Value of Derivative Liabilities
Instrument	Balance Sheet Location	September 30, 2020	December 31, 2019
		(Unaudited)
Derivatives designated as hedging instruments
Interest rate cap contract	Accrued expenses and other current liabilities	$0.2	$0.3
Interest rate cap contract	Other long-term liabilities	0.2	0.4
Interest rate swap contracts	Accrued expenses and other current liabilities	7.0	2.3
Interest rate swap contracts	Other long-term liabilities	3.6	3.0
Forward-starting interest rate swap contracts	Other long-term liabilities	1.0	N/A
Total designated derivative liabilities		$12.0	$6.0

Derivatives not designated as hedging instruments
Interest rate cap contract	Accrued expenses and other current liabilities	$0.2	$—
Interest rate cap contract	Other long-term liabilities	0.2	—
Total undesignated derivative liabilities		$0.4	$—
Total derivative liabilities		$12.4	$6.0

DiscoverOrg Holdings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk
As December 31, 2019, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivatives (Level 2)	Number of Instruments	Notional Aggregate Principal Amount	Interest Cap / Swap Rate	Maturity Date
Interest rate cap contract	One	$500.0	3.500%	April 30, 2024
Interest rate swap contracts	Two	$350.0	2.301%	April 29, 2022

Fair Value and Presentation in the Consolidated Balance Sheets for Derivatives
The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives as of December 31, 2019 (in millions):

Unrealized Gains (Losses) Recognized in Other Comprehensive Income
Instrument	December 31, 2019
Accrued expenses and other current liabilities	$2.6
Other long-term liabilities	3.4
Accumulated other comprehensive loss	$6.0